Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average		Value of Initial Fixed $100 Investment Based On:
			Summary	Average
	Summary		Compensation	Compensation		Peer Group		Gross
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Operating
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Profit
	PEO¹	to PEO²	NEOs³	NEOs⁴	Return⁵	Return⁶	(thousands)⁷	(thousands)⁸
Year	($)	($)	($)	($)	($)	($)	($)	($)

2022	804,352	804,352	1,046,354	530,140	98.86	100.39	91,106	116,845
2021	664,050	664,050	975,474	1,330,208	117.82	126.45	87,611	111,442
2020	641,217	641,217	761,975	717,809	80.82	90.69	83,246	102,633

[1] This column represents the amount of total compensation reported for the Chair/CEO for each corresponding year in the “Total” column of the “Summary Compensation Table” of this Proxy Statement.

[2] This column represents the amount of “compensation actually paid” to the Chair/CEO, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the Chair/CEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, as outlined in the following table, no adjustments were made to the Chair/CEO’s total compensation for each year to determine the compensation actually paid:

					Deductions
		Bonus and			from	Additions to
		Non-Equity	Other	Summary	Summary	Summary
		Incentive	Compensation	Compensation	Compensation	Compensation	Compensation
	Salary	Compensation	(a)	Table Total	Table Total (b)	Table Total (c)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)

2022	441,657	320,000	42,695	804,352	-	-	804,352
2021	434,808	187,500	41,742	664,050	-	-	664,050
2020	425,000	175,000	41,217	641,217	-	-	641,217

(a)	This column represents “all other compensation” reported for the Chair/CEO for each corresponding year in the “Total” column of the Summary Compensation Table in the year shown. Please refer to the “Summary Compensation Table” section of this Proxy Statement.

(b)	This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year which was $0 for the Chair/CEO. The Company does not provide a pension or above market or preferential earnings on deferred compensation that is not tax qualified to its NEOs or any of its associates.

(c)	This column represents an adjusted amount of the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, this adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Chair/CEO to arrive at “compensation actually paid” to the Chair/CEO for that Subject Year. This adjusted amount is determined by subtracting the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Subject Year and the addition (or subtraction, as applicable) of the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The Chair/CEO did not have any outstanding “Stock Awards” or “Option Awards” during the years 2020, 2021, and 2022.

436,636

[3] This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the “Summary Compensation Table” section of this Proxy Statement for the applicable year. The names of each of the NEOs (excluding the Chair/CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, CEO/Bank, CFO, Pres/RPG, and CRO; (ii) for 2021, CEO/Bank, CFO, Pres/RPG, and the Chief Mortgage Banking Officer (the “CMBO”); and (iii) for 2020, CEO/Bank, CFO, Pres/RPG, and CMBO.

[4] This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chair/CEO ), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the Chair/CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the Chair/CEO) for each year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

					Deductions
		Bonus and			from	Additions to
		Non-Equity		Summary	Summary	Summary
		Incentive	Other	Compensation	Compensation	Compensation	Compensation
	Salary	Compensation	Compensation (a)	Table Total	Table Total (b)	Table Total (c)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)

2022	436,636	280,625	44,841	1,046,354	(309,252)	(206,962)	530,140
2021	431,967	265,938	42,185	975,474	(260,361)	615,095	1,330,208
2020	353,364	233,125	59,925	761,975	(140,561)	96,395	717,809

(a)	This column reflects “all other compensation” reported for each corresponding year in the “Total” column of the Summary Compensation Table in the year shown. Please refer to the “Summary Compensation Table” section of this Proxy Statement.

(b)	This column represents the grant date fair value of the Company match of stock equivalents during 2022 through the Nonqualified Deferred Compensation Plan and the grant date fair value of the equity awards granted during 2022. These items are reported in the “Stock Awards” and “Option Awards” columns in the respective years’ within the Summary Compensation Table. Please refer to the “Summary Compensation Table” section of this Proxy Statement for the applicable year.

(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) and includes:

a.	the change in the fair value of the cumulative unvested Company match of the stock equivalents through the Nonqualified Deferred Compensation Plan, as well as those amounts which vested during the respective year; and

b.	the change in fair value of the cumulative unvested equity awards and those that vested during the respective year, all of which were previously included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c).

For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding the Chair/CEO) to arrive at “compensation actually paid” to each NEO (excluding the Chair/CEO) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding the Chair/CEO) for that year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted average amount are as follows:

Value of
Dividends or
other
Earnings Paid
		Year over				on Stock or
		Year Change			Fair Value	Option Awards
		in Fair Value	Fair Value		at the End	not Otherwise
		of	as of	Change in	of the Prior	Reflected in
		Outstanding	Vesting	Fair Value	Year of	Fair Value or
		and	Date of	of Equity	Equity	Total
		Unvested	Equity	Awards	Awards	Compensation
	Fair Value	Equity	Awards	Granted	that Failed	in the
	of Equity	Awards at	Granted	in Prior	to Meet	Summary	Adjusted
	Awards	FYE Granted	and	Years that	Vesting	Compensation	Value of
	Granted in	in Prior	Vested in	Vested in	Conditions	Table for the	Equity
	the Year	Years	the Year	the Year	in the Year	Year	Awards
Year	($)	($)	($)	($)	($)	($)	($)

2022	141,026	(354,983)	-	(2,259)	-	9,254	(206,962)
2021	309,624	300,222	-	-	-	5,249	615,095
2020	176,214	(30,348)	-	(51,996)	-	2,525	96,395

[5] This column represents cumulative Company total shareholder return (“TSR”). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2021 and 2022), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6] This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the KBW NASDAQ Bank Index, a published industry index.

[7] This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

[8] This column represents the amount of gross operating profit (pre-tax net income) reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	gross operating profit
Named Executive Officers, Footnote [Text Block]

436,636

[3] This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the “Summary Compensation Table” section of this Proxy Statement for the applicable year. The names of each of the NEOs (excluding the Chair/CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, CEO/Bank, CFO, Pres/RPG, and CRO; (ii) for 2021, CEO/Bank, CFO, Pres/RPG, and the Chief Mortgage Banking Officer (the “CMBO”); and (iii) for 2020, CEO/Bank, CFO, Pres/RPG, and CMBO.

Peer Group Issuers, Footnote [Text Block]

[6] This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the KBW NASDAQ Bank Index, a published industry index.

PEO Total Compensation Amount	$ 804,352	$ 664,050	$ 641,217
PEO Actually Paid Compensation Amount	$ 804,352	664,050	641,217
Adjustment To PEO Compensation, Footnote [Text Block]

[2] This column represents the amount of “compensation actually paid” to the Chair/CEO, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the Chair/CEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, as outlined in the following table, no adjustments were made to the Chair/CEO’s total compensation for each year to determine the compensation actually paid:

					Deductions
		Bonus and			from	Additions to
		Non-Equity	Other	Summary	Summary	Summary
		Incentive	Compensation	Compensation	Compensation	Compensation	Compensation
	Salary	Compensation	(a)	Table Total	Table Total (b)	Table Total (c)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)

2022	441,657	320,000	42,695	804,352	-	-	804,352
2021	434,808	187,500	41,742	664,050	-	-	664,050
2020	425,000	175,000	41,217	641,217	-	-	641,217

(a)	This column represents “all other compensation” reported for the Chair/CEO for each corresponding year in the “Total” column of the Summary Compensation Table in the year shown. Please refer to the “Summary Compensation Table” section of this Proxy Statement.

(b)	This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year which was $0 for the Chair/CEO. The Company does not provide a pension or above market or preferential earnings on deferred compensation that is not tax qualified to its NEOs or any of its associates.

(c)	This column represents an adjusted amount of the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, this adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Chair/CEO to arrive at “compensation actually paid” to the Chair/CEO for that Subject Year. This adjusted amount is determined by subtracting the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Subject Year and the addition (or subtraction, as applicable) of the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The Chair/CEO did not have any outstanding “Stock Awards” or “Option Awards” during the years 2020, 2021, and 2022.

Non-PEO NEO Average Total Compensation Amount	$ 1,046,354	975,474	761,975
Non-PEO NEO Average Compensation Actually Paid Amount	$ 530,140	1,330,208	717,809
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

[4] This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chair/CEO ), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the Chair/CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the Chair/CEO) for each year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

					Deductions
		Bonus and			from	Additions to
		Non-Equity		Summary	Summary	Summary
		Incentive	Other	Compensation	Compensation	Compensation	Compensation
	Salary	Compensation	Compensation (a)	Table Total	Table Total (b)	Table Total (c)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)

2022	436,636	280,625	44,841	1,046,354	(309,252)	(206,962)	530,140
2021	431,967	265,938	42,185	975,474	(260,361)	615,095	1,330,208
2020	353,364	233,125	59,925	761,975	(140,561)	96,395	717,809

(a)	This column reflects “all other compensation” reported for each corresponding year in the “Total” column of the Summary Compensation Table in the year shown. Please refer to the “Summary Compensation Table” section of this Proxy Statement.

(b)	This column represents the grant date fair value of the Company match of stock equivalents during 2022 through the Nonqualified Deferred Compensation Plan and the grant date fair value of the equity awards granted during 2022. These items are reported in the “Stock Awards” and “Option Awards” columns in the respective years’ within the Summary Compensation Table. Please refer to the “Summary Compensation Table” section of this Proxy Statement for the applicable year.

(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) and includes:

a.	the change in the fair value of the cumulative unvested Company match of the stock equivalents through the Nonqualified Deferred Compensation Plan, as well as those amounts which vested during the respective year; and

b.	the change in fair value of the cumulative unvested equity awards and those that vested during the respective year, all of which were previously included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c).

For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding the Chair/CEO) to arrive at “compensation actually paid” to each NEO (excluding the Chair/CEO) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding the Chair/CEO) for that year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted average amount are as follows:

Value of
Dividends or
other
Earnings Paid
		Year over				on Stock or
		Year Change			Fair Value	Option Awards
		in Fair Value	Fair Value		at the End	not Otherwise
		of	as of	Change in	of the Prior	Reflected in
		Outstanding	Vesting	Fair Value	Year of	Fair Value or
		and	Date of	of Equity	Equity	Total
		Unvested	Equity	Awards	Awards	Compensation
	Fair Value	Equity	Awards	Granted	that Failed	in the
	of Equity	Awards at	Granted	in Prior	to Meet	Summary	Adjusted
	Awards	FYE Granted	and	Years that	Vesting	Compensation	Value of
	Granted in	in Prior	Vested in	Vested in	Conditions	Table for the	Equity
	the Year	Years	the Year	the Year	in the Year	Year	Awards
Year	($)	($)	($)	($)	($)	($)	($)

2022	141,026	(354,983)	-	(2,259)	-	9,254	(206,962)
2021	309,624	300,222	-	-	-	5,249	615,095
2020	176,214	(30,348)	-	(51,996)	-	2,525	96,395

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income*

* As further outlined in the table below, Net income - Adjusted excludes the after-tax income and associated expenses related to the Settlement.

	2020	2021	2022
Year	($)	($)	($)

Net Income - GAAP	83,246	87,611	91,106
Net Income, including associated expenses, related to the Settlement	-	1,444	(13,227)
Net Income - Adjusted	83,246	89,055	77,879

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Gross Operating Profit*

* As further outlined in the table below, Gross Operating Profit - Adjusted excludes the income and associated expenses related to the Settlement.

	2020	2021	2022
Year	($)	($)	($)

Gross Operating Profit - GAAP	102,633	111,442	116,845
Gross Operating Profit, including associated expenses, related to the Settlement	-	1,911	(17,086)
Gross Operating Profit - Adjusted	102,633	113,353	99,759

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the most important metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing the Company’s NEOs to increase the value of our business for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

PEO
Total Company Gross Operating Profit

CEO/Bank, CFO, CRO
Total Company Gross Operating Profit
Company ranking versus peers on return on average assets (ROAA)
Company ranking versus peers on efficiency ratios

Pres/RPG
Republic Processing Group Gross Operating Profit
Company ranking versus ROAA
Company ranking versus peers on efficiency ratios

Total Shareholder Return Amount	$ 98.86	117.82	80.82
Peer Group Total Shareholder Return Amount	100.39	126.45	90.69
Net Income (Loss)	$ 91,106,000	$ 87,611,000	$ 83,246,000
Company Selected Measure Amount	116,845,000	111,442,000	102,633,000
Additional 402(v) Disclosure [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company does not specifically align the Company’s performance measures with compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following the descriptions of the relationships between the information presented in the Pay versus Performance table below.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	[8] This column represents the amount of gross operating profit (pre-tax net income) reflected in the Company’s audited financial statements for the applicable year.
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 441,657	$ 434,808	$ 425,000
Bonus	320,000	187,500	175,000
All Other Compensation	42,695	41,742	41,217
PEO [Member] | Deductions from Summary Compensation Table Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
PEO [Member] | PEO | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Company Gross Operating Profit
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 436,636	431,967	353,364
Bonus	280,625	265,938	233,125
All Other Compensation	44,841	42,185	59,925
Non-PEO NEO [Member] | Deductions from Summary Compensation Table Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(309,252)	(260,361)	(140,561)
Non-PEO NEO [Member] | Additions to Summary Compensation Table Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(206,962)	615,095	96,395
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	141,026	309,624	176,214
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(354,983)	300,222	(30,348)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,259)		(51,996)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,254	5,249	2,525
Non-PEO NEO [Member] | Adjusted Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (206,962)	$ 615,095	$ 96,395
Non-PEO NEO [Member] | CEO/Bank, CFO, CRO | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Company Gross Operating Profit
Non-PEO NEO [Member] | CEO/Bank, CFO, CRO | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Company ranking versus peers on return on average assets (ROAA)
Non-PEO NEO [Member] | CEO/Bank, CFO, CRO | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company ranking versus peers on efficiency ratios
Non-PEO NEO [Member] | Pres/RPG | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Republic Processing Group Gross Operating Profit
Non-PEO NEO [Member] | Pres/RPG | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Company ranking versus ROAA
Non-PEO NEO [Member] | Pres/RPG | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Company ranking versus peers on efficiency ratios